Related Parties, Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Cash paid for leases	$ 12,590
Related Party [Member]
Leases [Abstract]
Cash paid for leases	$ 2,500	$ 2,300	$ 6,800